INCOME TAXES (Tables)	8 Months Ended
Aug. 31, 2014
Notes to Financial Statements [Abstract]
Expected income tax (benefit) from continuing operations

A reconciliation of the expected income tax (benefit) from continuing operations computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the eight months ended August 31, 2014 and the years ended December 31, 2013 and 2012:

	2014	2013	2012
Income tax (benefit) computed at federal statutory tax rate	(34.00)%	(34.00)%	34.00%
State taxes, net of federal	(5.83)	(5.83)	5.83
Permanent differences	0.10	0.10	0.10
Change in valuation allowance	39.73	39.73	(11.18)
Effective income tax rate	-%	-%	28.75%

Provision for (benefit from) income taxes

During 2014, 2013 and 2012, the breakdown of the provision for (benefit from) income taxes is as follows:

	2014	2013	2012
Continuing operations	$-	$-	$632,514
Discontinued operations	-	-	(632,514)
Total income tax expense	$-	$-	$-